Note 22 - Income Taxes - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax benefit (expense)	€ (515)	€ (534)	€ (572)
Deferred income tax (expense) benefit	157	146	(32)
Income tax (expense) credit	(358)	(388)	(602)
FRANCE
Current income tax benefit (expense)	(163)	(161)	(323)
Deferred income tax (expense) benefit	2	(15)	(2)
Other Countries [Member]
Current income tax benefit (expense)	(351)	(373)	(249)
Deferred income tax (expense) benefit	€ 155	€ 161	€ (30)